Selected Statements of Income Data	12 Months Ended
Dec. 31, 2018
Selected Statements of Income Data [Abstract]
SELECTED STATEMENTS OF INCOME DATA
NOTE 20:-	SELECTED STATEMENTS OF INCOME DATA

a.	Research and development costs, net:

	Year ended December 31,
	2016	2017	2018

Total costs	$10,063	$10,713	$9,362
Less - capitalized software costs	(4,224)	(3,771)	(3,666)

Research and development, net	$5,839	$6,942	$5,696

b.	Financial income (expenses), net:

Bank charges and interest from loans offset by interest from short term deposits	$(199)	$(1,124)	$(986)
Interest expenses related to liabilities in connection with acquisitions	(257)	(62)	(4)
Interest income from marketable securities, net of amortization of premium on marketable securities	240	284	284
Gain (loss) arising from foreign currency translation and other	(214)	(809)	855

Financial income (expenses), net	$(430)	$(1,711)	$149